Operating Leases	12 Months Ended
Dec. 31, 2024
Leases, Operating [Abstract]
Operating Leases

6 OPERATING LEASES

The Group's leases consist of operating leases for administrative office located in different cities in the PRC. Certain leases include rental escalation clauses with fixed rate rent increase over the term of the lease, which is factored into the Group's determination of lease payments. As of December 31, 2022, 2023 and 2024, the Group has no finance lease.

The components of lease expense for the years ended December 31, 2022, 2023 and 2024 were as follows:

	Year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Operating lease cost	39,333	18,537	10,904
Lease cost for leases with terms less than one year	990	1,356	178
Total lease cost	40,323	19,893	11,082

For the years ended December 31, 2022, 2023 and 2024, there is no variable lease cost and sublease income recognized in the consolidated financial statements of the Group.

The following is a maturity analysis of the annual undiscounted cash flows for lease liabilities as of December 31, 2024:

As of December 31,
2024
RMB
2025	7,350
2026	3,872
2027	217
2028	290
2029 and thereafter	72
Total future lease payments	11,801
Less: imputed interest	(742)
Balance as of December 31, 2024	11,059

The following table provides a summary of the Group's lease terms and discount rates for the years ended December 31, 2022, 2023 and 2024:

	Year ended December 31,
	2022	2023	2024
Weighted average remaining lease term (years)	1.60	3.19	1.84
Weighted average discount rate (percentage)	9.23	9.43	7.51

Supplemental information related to the Group's operating leases for the years ended December 31, 2022, 2023 and 2024 were as follows:

	Year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Cash paid for operating leases	36,383	17,438	8,913